Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11.       Commitments and Contingencies

  Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. As of December 31, 2012, management was not aware of any claims or contingent liabilities, for which it has not accrued for, requiring disclosure in the accompanying consolidated financial statements.

  The Company's vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the P&I Association in which the Company's vessels are entered. The Company's vessels are subject to calls payable to their P&I Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the P&I Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy year that should be recorded in its consolidated financial statements.

  The Company has entered into two shipbuilding contracts for the construction of two ice class Panamax dry bulk carriers for a contract price of $29,000 each (Note 5) and one memorandum of agreement for the acquisition of one Kamsarmax vessel renamed “Myrto” for the price of $26,500 (Notes 5 and 18). As at December 31, 2012, the total obligations under these contracts amounted to $73,150.

  As of December 31, 2012, all our vessels had fixed non-cancelable time charter contracts. The minimum contractual gross charter revenues to be generated from the existing non-cancelable time charter contracts until their expiration are as follows:

Period	Amount
Year 1	$127,428
Year 2	70,948
Year 3	22,495
Year 4	1,110
Total	221,981